TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Trade and other current receivables [abstract]
Trade receivables (gross)	$ 716		$ 798			$ 769
Allowance for doubtful debt	(171)	$ (183)	(169)		$ (160)	(160)	$ (182)
Trade receivables (net)	545		629			609
Other receivables	32		126			76
Total trade and other receivables	$ 577		$ 755	[1]		$ 685

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).